Report for the Calendar Year or Quarter Ended:	June 30, 2004
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		July 27, 2004

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$237,023

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
293
7200
7200
7200
D
ALABAMA NATIONAL BANCORP
COM
010317105
343
6191
6191
6191
D
AMERICAN INTERNATIONAL GP
COM
026874107
9600
134678
134678
134678
D
ANHEUSER-BUSCH COS
COM
035229103
7917
146615
146615
146615
D
AUTOMATIC DATA PROCESSING
COM
053015103
6717
160390
160390
160390
D
AVERY DENNISON
COM
053611109
4635
72415
72415
72415
D
BARD (CR) INC.
COM
067383109
6267
110625
110625
110625
D
BELLSOUTH CORP
COM
079860102
308
11737
11737
11737
D
BOEING
COM
097023105
202
3950
3950
3950
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
249
10175
10175
10175
D
CAPITAL SOUTHWEST CORP
COM
140501107
433
5500
5500
5500
D
CISCO SYSTEMS
COM
17275R102
4525
190937
190937
190937
D
CITIGROUP, INC.
COM
172967101
9640
207303
207303
207303
D
COMPASS BANCSHARES
COM
20449H109
7225
168030
168030
168030
D
CONOCOPHILLIPS
COM
20825C104
9255
121318
121318
121318
D
DENTSPLY INTERNATIONAL
COM
249030107
6540
125520
125520
125520
D
EXPEDITORS INTERNATIONAL
COM
302130109
7223
146175
146175
146175
D
EXXON MOBIL CORP
COM
30231G102
11184
251828
251828
251828
D
FAIR ISAAC CORPORATION
COM
303250104
2721
81525
81525
81525
D
FED NAT'L MRTGE ASSN
COM
313586109
624
8750
8750
8750
D
GENERAL DYNAMICS CORP
COM
369550108
6979
70281
70281
70281
D
GENERAL ELECTRIC
COM
369604103
7668
236660
236660
236660
D
HARLEY DAVIDSON
COM
412822108
6914
111625
111625
111625
D
HORMEL
COM
440452100
6932
222890
222890
222890
D
JOHNSON & JOHNSON
COM
478160104
8463
151930
151930
151930
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
MCGRAW HILL CO'S
COM
580645109
7279
95060
95060
95060
D
MEDTRONIC INC
COM
585055106
7943
163040
163040
163040
D
MERCK & CO.
COM
589331107
467
9823
9823
9823
D
METROPOLITAN LIFE INS. CO
COM
59156R108
8935
249225
249225
249225
D
MICROSOFT
COM
594918104
8766
306935
306935
306935
D
MONTEREY PASTA
COM
612570101
36
10000
10000
10000
D
NESS ENERGY INTERNATIONAL
COM
64104P105
6
20000
20000
20000
D
PEPSICO
COM
713448108
7913
146865
146865
146865
D
PFIZER INC
COM
717081103
8036
234431
234431
234431
D
PITNEY-BOWES
COM
724479100
6410
144860
144860
144860
D
PROCTER & GAMBLE
COM
742718109
4141
76070
76070
76070
D
REGIS CORPORATION
COM
758932107
6308
141460
141460
141460
D
ROYAL DUTCH PETROL.
COM
780257804
491
9500
9500
9500
D
SCHERING PLOUGH CORP
COM
806605101
239
12915
12915
12915
D
SONOCO PRODUCTS CO.
COM
835495102
4468
175210
175210
175210
D
STATE STREET CORP
COM
857477103
8720
177810
177810
177810
D
SUNGARD DATA SYSTEMS
COM
867363103
4785
184055
184055
184055
D
VANGUARD STAR FD #56
COM
921909107
657
37350
37350
37350
D
VIACOM CL B
COM
925524308
6823
191013
191013
191013
D
WAL-MART
COM
931142103
6463
122494
122494
122494
D
WILMINGTON TRUST
COM
971807102
5280
141860
141860
141860
S
REPORT SUMMARY
47
RECORDS
237023
0
OTHER MANAGERS